UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the quarterly distribution period from March 26, 2006 to June 25, 2006

Commission File Number of issuing entity: 333-119762 PG&E ENERGY RECOVERY FUNDING LLC (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 1-2348

PACIFIC GAS AND ELECTRIC COMPANY
(Exact name of depositor and sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

245 Market Street, Room 424
San Francisco, CA 94105
(Address of principal executive offices of
issuing entity)

20-1707696 I.R.S. Employer Identification No.) 94105 (Zip Code)

(415) 973-6252 (Telephone number, including area code) N/A (Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Energy Recovery Bonds, Series 2005-1, Class A-1	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-2	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-3	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-4	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-5	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-1	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-2	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-3	[___]	[___]	[ X ]	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes X No _

ITEM 9 - Exhibits

Explanatory Note:

Exhibit 99.1 (Quarterly Servicer's Certificate, which relates solely to the Series 2005-1 Bonds, dated June 22, 2006) to the Report on Form 10-D filed by the Issuing Entity on June 22, 2006, is amended and replaced in its entirety by Exhibit 99.1 to this Report on Form 10-D/A, which is an amended Quarterly Servicer's Certificate dated July 6, 2006. The Quarterly Servicer's Certificate sets forth certain information with respect to the June 26, 2006 Distribution Date. Changes from the previous version are as follows:

Heading: Collection Period changed from March 2005, April 2006, May 2006 to March             2006, April 2006, May 2006

Additionally, the cover page of the Report on Form 10-D filed on June 22, 2006 noted the distribution period as March 26, 2005 to June 26, 2006. The correct distribution period is March 26, 2006 to June 25, 2006, as noted in the cover page to this amendment.

(a) Documents filed as part of this report:

99.1 Quarterly Servicer's Certificate, which relates solely to the Series 2005-1 Bonds, dated
July 6, 2006

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: July 6, 2006

PG&E ENERGY RECOVERY FUNDING LLC
(Issuing Entity)

By: Pacific Gas and Electric Company, as Servicer

By: /s/ Nicholas M. Bijur_______________
 Name: Nicholas M. Bijur
Title: Assistant Treasurer